PRINCIPAL ACCOUNTING POLICIES (Details 13) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PRINCIPAL ACCOUNTING POLICIES
Number of shares, outstanding, beginning balance	5,433,541	4,414,481	3,387,410
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 85.02	$ 67.71	$ 43.84
Weighted average remaining contractual life (Years), outstanding, beginning balance	5 years 1 month 20 days	5 years 7 months 2 days	5 years 11 months 23 days	3 years 11 months 19 days
Aggregate intrinsic value, outstanding, beginning balance	$ 144,827,231	$ 415,360,566	$ 33,833,477
Number of shares, granted	961,980	1,375,345	1,264,625
Weighted average exercise price, granted (in dollars per share)	$ 79.55	$ 136.86	$ 128.27
Number of shares, exercised	(502,991)	(207,142)	(191,469)
Weighted average exercise price, exercised (in dollars per share)	$ 29.39	$ 38.12	$ 38.28
Number of shares, forfeited	(71,623)	(149,143)	(46,085)
Weighted average exercise price, forfeited (in dollars per share)	$ 136.67	$ 115.98	$ 97.07
Number of shares, converted to RSU in January 2012	(1,901,372)
Weighted average exercise price, converted to RSU in January 2012 (in dollars per share)	$ 91.8
Number of shares, outstanding, ending balance	3,919,535	5,433,541	4,414,481	3,387,410
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 64.81	$ 85.02	$ 67.71	$ 43.84
Weighted average remaining contractual life (Years), outstanding, ending balance	5 years 1 month 20 days	5 years 7 months 2 days	5 years 11 months 23 days	3 years 11 months 19 days
Aggregate intrinsic value, outstanding, ending balance	57,772,345	144,827,231	415,360,566	33,833,477
Number of shares, vested and expect to vest	3,761,793
Weighted average exercise price, vested and expect to vest (in dollars per share)	$ 64.26
Weighted average remaining contractual life (Years), vested and expect to vest	5 years 1 month 2 days
Aggregate intrinsic value, vested and expect to vest	56,649,739
Number of shares, exercisable	1,947,762
Weighted average exercise price, exercisable (in dollars per share)	$ 51.53
Weighted average remaining contractual life (Years), exercisable	3 years 11 months 19 days
Aggregate intrinsic value, exercisable	43,739,769
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)	$ 94.36
Total intrinsic value of options exercised	$ 34,000,000	$ 25,000,000	$ 24,000,000